Note 5 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement Line Items [Line Items]
Accounts receivable	$ 2,938	$ 2,643	$ 2,604
Prepaid expenses and other	16,881	12,699	9,726
Property and equipment	6,905	7,075	7,643
Right-of-use assets	4,643	4,817	5,337
Deferred income tax asset	2,868	2,931	4,286
Investment	953	953	0
Goodwill	5,754	5,754	5,754
Intangible assets	3,527	3,641	3,886
Total other assets	$ 44,469	$ 40,513	$ 39,236